EXPLORATION AND EVALUATION EXPENDITURES	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Expenditures [Abstract]
EXPLORATION AND EVALUATION EXPENDITURES [Text Block]

12. EXPLORATION AND EVALUATION EXPENDITURES

	2022	2021
Assays	$396	$499
Depreciation	27	10
Drilling	2,459	7,473
Field and administrative costs	1,119	976
Salaries and remuneration	1,045	1,174
Share-based compensation	338	292
Technical consulting services and studies	60	52
Exploration and evaluation expenditures	$5,444	$10,476